Note 14 - Acquired Intangible Assets, Net (Details) - Acquired Intangible Assets (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible assets subject to amortization:
Accumulated Amortization of Intangible Assets Subject to Amortization	$ (1,130,988)	$ (671,435)
Disposal of Intangible Assets Not Subject to Amortization	(3,149,842)
	8,268,235	8,216,197
	(1,130,988)	(671,435)
	2,185,280	7,544,762
	(1,802,125)	0	0
	(3,149,842)
Precious Metal Trading Right [Member]
Intangible assets not subject to amortization:
Precious metal trading right	1,372,773	1,295,740
Precious metal trading right	1,291,061	1,295,740
Precious metal trading right	(81,712)
Completed Technology [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	68,639	68,887
Accumulated Amortization of Intangible Assets Subject to Amortization	(27,187)	(21,279)
Impairment of Intangible Assets Subject to Amortization		47,608
Impairment of Intangible Assets Subject to Amortization	(41,452)
	(27,187)	(21,279)
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	1,256,741	1,261,297
Accumulated Amortization of Intangible Assets Subject to Amortization	(362,522)	(72,767)
Impairment of Intangible Assets Subject to Amortization	894,219	1,188,530
	(362,522)	(72,767)
Securities Consulting License And Related Trademarks [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	5,570,082	5,590,273
Accumulated Amortization of Intangible Assets Subject to Amortization	(741,279)	(577,389)
Impairment of Intangible Assets Subject to Amortization		5,012,884
Impairment of Intangible Assets Subject to Amortization	(1,760,673)
Disposal of Intangible Assets Not Subject to Amortization	(3,068,130)
	$ (741,279)	$ (577,389)